DEBT - Additional Information (Details)			1 Months Ended			4 Months Ended
	Dec. 13, 2019 USD ($) shares	Nov. 22, 2019 USD ($) $ / shares shares	Apr. 30, 2024 USD ($)	Jan. 31, 2022 USD ($)	Apr. 30, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 09, 2021 $ / shares shares	Mar. 31, 2021 USD ($)
Debt
Common share purchase warrants per unit | shares									1
Number common shares to purchase of warrants | shares									13,750
Warrant exercise price (in dollars per share) | $ / shares					$ 100.00	$ 100.00			$ 1.20
Face amount					$ 1,700,000	$ 1,700,000
Convertible Debt
Debt
Maximum gross proceeds		$ 4,000,000
Option to increase the offering		$ 2,000,000
Number common shares to purchase of warrants | shares					72	72
Warrant exercise price (in dollars per share) | $ / shares		$ 190.00			$ 190.00	$ 190.00
Term of warrants					3 years	3 years
Conversion price (in dollars per share) | $ / shares					$ 140.00	$ 140.00
Term of debt		4 years				4 years
Interest rate		9.00%			9.00%	9.00%
Price Per Unit | $ / shares						$ 1
Finder | Convertible Debt
Debt
Term of warrants					3 years	3 years
Conversion price (in dollars per share) | $ / shares					$ 190.00	$ 190.00
Number of warrants issued | shares						563
Payments To Finders						$ 79,000
First tranche | Convertible Debt
Debt
Number common shares to purchase of warrants | shares		3
Warrant exercise price (in dollars per share) | $ / shares		$ 9.50
Conversion price (in dollars per share) | $ / shares		$ 140.00
Term of debt		4 years
Conversion feature		$ 376,000
Face amount	$ 965,000	965,000
Warrants to purchase		$ 188,000
Price Per Unit | $ / shares		$ 1
Number of warrants issued | shares	3,445
Fair value of the debt		$ 401,000
Payments To Finders		$ 67,000
First tranche | Finder
Debt
Term of debt		3 years
First tranche | Finder | Convertible Debt
Debt
Term of warrants		3 years
Number of warrants issued | shares		9,650
Second tranche | Convertible Debt
Debt
Term of debt						4 years
Conversion feature						$ 152,000
Face amount					$ 469,000	469,000
Warrants to purchase					58,000	58,000
Fair value of the debt					259,000	$ 259,000
Third tranche | Convertible Debt
Debt
Term of debt						4 years
Conversion feature						$ 291,000
Face amount					886,000	886,000
Warrants to purchase					112,000	112,000
Fair value of the debt					483,000	$ 483,000
Fourth tranche | Convertible Debt
Debt
Term of debt						4 years
Conversion feature						$ 96,000
Face amount					300,000	300,000
Warrants to purchase					45,000	45,000
Fair value of the debt					159,000	159,000
Convertible debenture | Subsequent Events
Debt
Retirement of part of obligation			$ 334,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Common shares issued to settle amounts owed			1,337,371
Debt repaid			$ 334,000
Centurion debenture
Debt
Face amount							$ 11,000,000	$ 11,000,000
Centurion debenture | Subsequent Events
Debt
Retirement of part of obligation			$ 141,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Common shares issued to settle amounts owed			236,164
Debt repaid			$ 141,000
April Cd Unit
Debt
Maximum gross proceeds					500,000	500,000
Option to increase the offering					500,000	$ 500,000
Proceeds used for working capital					830,000
Retirement of part of obligation					800,000
Debt repaid					$ 800,000
Common share purchase warrants per unit | shares					100	100
Offering price, per unit | $ / shares					$ 67.00
Term of warrants					3 years	3 years
Conversion price (in dollars per share) | $ / shares					$ 3.35	$ 3.35
Term of debt					4 years
Interest rate					9.00%	9.00%
Warrants to purchase					$ 23,000	$ 23,000
Price Per Unit | $ / shares					$ 1
Number of warrants issued | shares					345
April Cd Unit | Finder
Debt
Proceeds used for working capital					$ 830,000
Conversion feature					279,000
Warrants to purchase					187,000	187,000
Fair value of the debt					$ 364,000	$ 364,000
Paycheck Protection Program loan
Debt
Face amount										$ 1,700,000
Debt forgiveness				$ 1,700,000
Debt carrying value				$ 0